Operating Leases (Details 1) - CAD ($)	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Lease Liabilty, beginning balance	$ 1,776,115	$ 0
Adoption of IFRS 16		1,906,403
Lease liability expense	347,446	155,051
Lease payments	(559,580)	(282,095)
Effect of foreign exchange rate changes	9,958	(3,244)
Additions	3,246,553
Disposal	(118,200)
Lease Liabilty, Ending balance	4,702,292	1,776,115
Current Lease Liabilty
Beginning balance	(367,629)
Ending balance	(68,138)	(367,629)
Long-term Lease Liability
Beginning balance	1,408,488
Ending balance	$ 4,634,154	$ 1,408,488